OPERATING LEASES - Future minimum lease payments under non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 3,018
2020	2,517
2021	1,189
2022	652
2023	332
2024 and thereafter	991
Total	$ 8,699